Property, plant and equipment - Schedule of remaining minimum payments under sale-and-leaseback arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 29	€ 43
Within 1 year
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	30
1 to 2 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	24
2 to 3 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	17
3 to 4 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	13
4 to 5 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	5
Later
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 0